Ross D. Hansen Associate General Counsel Office of General Counsel Phone: 608.665.7416 Fax: 608.236.7548 E-mail: ross.hansen@cunamutual.com	MEMBERS Life Insurance Company

May 2, 2017

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MEMBERS Horizon Variable Separate Account
(the “Registrant”)
Registration Statement on Form N-4
File Nos. 333-207276; 811-23092

Dear Commissioners:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is the definitive prospectus for the MEMBERS Horizon Variable Separate Account dated May 1, 2017, that was filed with the U.S. Securities and Exchange Commission via EDGAR on March 31, 2017.

If you have any questions regarding this certification, please call the undersigned at (608) 665-7416.

Sincerely,

/s/Ross D. Hansen
Ross D. Hansen
Associate General Counsel